COMMITMENTS AND CONTINGENCIES - Other Contractual Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Non-cancelable contractual commitments	$ 30,248	$ 58,872
Non-cancelable contractual commitments term	2 years	2 years